Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 809,817		¥ 650,849		¥ 440,855
Provision (credit) for credit losses on loans		90,848		187,599		112,776
Charge-offs		(227,450)	[1]	(59,840)	[1]	(78,801)
Recoveries		10,476		18,754		13,935
Net charge-offs		(216,974)		(41,086)		(64,866)
Others	[2]	17,268		12,455		6,329
Balance at end of fiscal year		700,959		809,817		650,849
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	[3]	134,397		85,567		110,576
Provision (credit) for credit losses on loans	[3]	44,287		49,729		(20,737)
Charge-offs	[3]	(68,772)	[1]	(23,144)	[1]	(38,374)
Recoveries	[3]	3,414		9,832		10,316
Net charge-offs	[3]	(65,358)		(13,312)		(28,058)
Others	[2],[3]	17,268		12,413		6,329
Balance at end of fiscal year	[3]	130,594		134,397		85,567
Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						155,755
Cumulative effect of change in accounting principles | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	[3]					17,457
Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						596,610
Cumulative effect, period of adoption, adjusted balance | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	[3]					128,033
Corporate | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		601,506		481,420		305,458
Provision (credit) for credit losses on loans		51,551		144,998		143,766
Charge-offs		(153,014)	[1]	(32,530)	[1]	(33,625)
Recoveries		5,858		7,618		2,321
Net charge-offs		(147,156)		(24,912)		(31,304)
Others	[2]	0		0		0
Balance at end of fiscal year		505,901		601,506		481,420
Corporate | Cumulative effect of change in accounting principles | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						63,500
Corporate | Cumulative effect, period of adoption, adjusted balance | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						368,958
Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		73,414		83,171		23,219
Provision (credit) for credit losses on loans		(5,413)		(6,895)		(8,558)
Charge-offs		(5,664)	[1]	(4,166)	[1]	(6,802)
Recoveries		1,204		1,304		1,298
Net charge-offs		(4,460)		(2,862)		(5,504)
Others	[2]	0		0		0
Balance at end of fiscal year		63,541		73,414		83,171
Retail | Cumulative effect of change in accounting principles | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						74,014
Retail | Cumulative effect, period of adoption, adjusted balance | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						97,233
Sovereign | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		62		68		88
Provision (credit) for credit losses on loans		(9)		(6)		(99)
Charge-offs		0	[1]	0	[1]	0
Recoveries		0		0		0
Net charge-offs		0		0		0
Others	[2]	0		0		0
Balance at end of fiscal year		53		62		68
Sovereign | Cumulative effect of change in accounting principles | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						79
Sovereign | Cumulative effect, period of adoption, adjusted balance | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						167
Banks and other financial institutions | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		438		623		1,514
Provision (credit) for credit losses on loans		432		(227)		(1,596)
Charge-offs		0	[1]	0	[1]	0
Recoveries		0		0		0
Net charge-offs		0		0		0
Others	[2]	0		42		0
Balance at end of fiscal year		¥ 870		¥ 438		623
Banks and other financial institutions | Cumulative effect of change in accounting principles | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						705
Banks and other financial institutions | Cumulative effect, period of adoption, adjusted balance | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year						¥ 2,219

[1]	Charge-offs increased from ¥59,840 million for the fiscal year ended March 31, 2022 to ¥227,450 million for the fiscal year ended March 31, 2023 due mainly to a debt waiver to a domestic corporate borrower.
[2]	Others includes primarily foreign exchange translation.
[3]	The majority of total foreign consist of corporate.